John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 90.5%		$1,689,890,171
(Cost $1,769,747,104)
Argentina 0.9%		17,388,169
MercadoLibre, Inc. (A)	21,369	17,388,169
Brazil 3.0%		56,617,638
Hapvida Participacoes e Investimentos S/A (B)	13,598,336	16,189,434
Suzano SA	2,170,700	20,259,195
WEG SA	3,721,700	20,169,009
China 29.4%		548,401,549
Airtac International Group (A)	1,067,681	29,267,003
Alibaba Group Holding, Ltd. (A)	4,175,308	46,944,944
Alibaba Group Holding, Ltd., ADR (A)	193,339	17,278,706
Bairong, Inc. (A)(B)	3,080,000	3,528,491
Centre Testing International Group Company, Ltd., Class A	4,247,808	12,974,745
China Merchants Bank Company, Ltd., Class A	2,756,104	14,367,708
China Tourism Group Duty Free Corp., Ltd., Class A	512,178	15,997,893
Glodon Company, Ltd., Class A	2,336,046	16,092,135
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,112,271	11,496,745
Hangzhou Tigermed Consulting Company, Ltd., A Shares	894,199	13,561,261
JD.com, Inc., Class A	1,247,012	37,201,549
Kingdee International Software Group Company, Ltd. (A)	12,372,000	26,712,672
Kweichow Moutai Company, Ltd., Class A	51,476	14,503,437
Lenovo Group, Ltd.	18,942,000	18,369,854
Li Ning Company, Ltd.	1,885,000	15,290,428
Meituan, Class B (A)(B)	1,142,900	25,639,080
NARI Technology Company, Ltd., Class A	6,853,650	29,739,151
Ping An Bank Company, Ltd., Class A	6,786,366	12,795,524
Sungrow Power Supply Company, Ltd., Class A	1,641,346	30,248,228
Tencent Holdings, Ltd.	1,565,700	60,512,444
Wuxi Biologics Cayman, Inc. (A)(B)	4,025,000	38,527,774
Xinyi Solar Holdings, Ltd.	20,646,103	35,073,820
Yum China Holdings, Inc.	457,359	22,277,957
Hong Kong 8.2%		153,776,616
AIA Group, Ltd.	5,681,600	57,081,050
ASMPT, Ltd.	911,600	7,263,295
China Resources Beer Holdings Company, Ltd.	3,538,000	24,404,119
Hong Kong Exchanges & Clearing, Ltd.	869,700	39,910,930
Techtronic Industries Company, Ltd.	2,263,500	25,117,222
India 13.2%		246,060,378
Apollo Hospitals Enterprise, Ltd.	180,105	9,579,148
HDFC Bank, Ltd.	1,968,610	36,004,072
Housing Development Finance Corp., Ltd.	1,088,716	33,009,831
ICICI Bank, Ltd.	2,929,678	30,474,586
Infosys, Ltd.	1,844,145	36,088,794
Jubilant Foodworks, Ltd.	1,344,703	9,411,237
Metropolis Healthcare, Ltd. (B)	363,046	7,313,204
Reliance Industries, Ltd. (A)	2,068,402	65,725,170
Tata Consumer Products, Ltd.	1,798,548	18,454,336
Indonesia 1.7%		31,892,442
Bank Mandiri Persero Tbk PT	24,865,800	13,918,843
Bank Negara Indonesia Persero Tbk PT	33,866,700	17,973,599
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico 4.0%		$74,087,348
Fomento Economico Mexicano SAB de CV	2,043,900	12,685,204
Grupo Financiero Banorte SAB de CV, Series O	5,545,900	31,606,910
Wal-Mart de Mexico SAB de CV	8,195,800	29,795,234
Netherlands 1.0%		17,668,368
Prosus NV (A)	270,843	17,668,368
Peru 0.9%		17,637,091
Credicorp, Ltd.	136,299	17,637,091
Poland 1.1%		20,695,499
Dino Polska SA (A)(B)	264,683	20,695,499
Russia 0.0%		123,406
Sberbank of Russia PJSC, ADR (A)(C)	558,398	123,406
Saudi Arabia 2.0%		37,111,130
Saudi Tadawul Group Holding Company	348,458	20,705,220
The Saudi National Bank	873,968	16,405,910
Singapore 1.0%		18,774,873
Sea, Ltd., ADR (A)	246,002	18,774,873
South Africa 1.3%		23,878,428
Anglo American Platinum, Ltd.	90,738	6,960,563
Capitec Bank Holdings, Ltd.	140,776	16,917,865
South Korea 8.5%		157,780,977
Hana Financial Group, Inc.	992,754	28,448,851
LG Chem, Ltd.	96,777	45,074,349
NAVER Corp.	186,077	37,223,090
SK Hynix, Inc.	622,178	47,034,687
Taiwan 10.4%		194,592,141
ASE Technology Holding Company, Ltd.	5,769,000	16,811,110
eMemory Technology, Inc.	623,000	24,765,850
LandMark Optoelectronics Corp.	2,223,000	11,543,489
MediaTek, Inc.	1,359,000	31,311,475
Taiwan Semiconductor Manufacturing Company, Ltd.	5,712,000	97,958,325
Win Semiconductors Corp.	2,297,000	12,201,892
United Kingdom 3.9%		73,404,118

Anglo American PLC	2,030,823	73,404,118
Preferred securities 7.1%		$131,147,423
(Cost $114,650,699)
Brazil 2.6%		47,521,207
Itau Unibanco Holding SA	10,409,800	47,521,207
South Korea 4.5%		83,626,216
Samsung Electronics Company, Ltd.	1,902,773	83,626,216

	Yield (%)	Shares	Value
Short-term investments 2.5%			$46,745,411
(Cost $46,745,411)
Short-term funds 2.5%			46,745,411
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.4871(D)	46,745,411	46,745,411

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

Total investments (Cost $1,931,143,214) 100.1%	$1,867,783,005
Other assets and liabilities, net (0.1%)	(998,243)
Total net assets 100.0%	$1,866,784,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 7-31-22.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Information technology	25.0%
Financials	23.6%
Consumer discretionary	12.0%
Industrials	7.9%
Materials	7.8%
Consumer staples	6.5%
Communication services	6.2%
Health care	5.1%
Energy	3.5%
Short-term investments and other	2.4%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$17,388,169	$17,388,169	—	—
Brazil	56,617,638	56,617,638	—	—
China	548,401,549	39,556,663	$508,844,886	—
Hong Kong	153,776,616	—	153,776,616	—
India	246,060,378	—	246,060,378	—
Indonesia	31,892,442	—	31,892,442	—
Mexico	74,087,348	74,087,348	—	—
Netherlands	17,668,368	—	17,668,368	—
Peru	17,637,091	17,637,091	—	—
Poland	20,695,499	—	20,695,499	—
Russia	123,406	—	—	$123,406
Saudi Arabia	37,111,130	—	37,111,130	—
Singapore	18,774,873	18,774,873	—	—
South Africa	23,878,428	—	23,878,428	—
South Korea	157,780,977	—	157,780,977	—
Taiwan	194,592,141	—	194,592,141	—
United Kingdom	73,404,118	—	73,404,118	—
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	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Brazil	$47,521,207	$47,521,207	—	—
South Korea	83,626,216	—	$83,626,216	—
Short-term investments	46,745,411	46,745,411	—	—
Total investments in securities	$1,867,783,005	$318,328,400	$1,549,331,199	$123,406
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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